Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Stock issued under stock-based compensation plans (in shares)	257,189	389,102	665,380
Stock issued under 401(k) Plan (in shares)	123,015	188,229	200,742
Dividends per common share (in dollars per share)	$ 2.66	$ 2.36	$ 2.26
Treasury stock, at cost
Repurchase of shares for treasury (in shares)	925,425	792,997	2,222,937